Schedule of Assets (Schedule of Assets (Held at End of Year II)) (Details) - EBP 005 [Member]	Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans	$ 12,530,695
Assets Held	710,574,633
Mutual Funds [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 639,363,515